5. Derivative Liability (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Volatility		102.00%
Dividend yield
Minimum [Member]
Volatility	151.00%
Risk-free interest rate	0.20%	0.50%
Expected life (years)	0 years	10 months 24 days
Maximum [Member]
Volatility	200.60%
Risk-free interest rate	0.77%	1.20%
Expected life (years)	2 years 2 months 1 day	2 years 10 months 24 days
September 15, 2015 [Member]
Volatility		112.00%
Risk-free interest rate		0.80%
Expected life (years)		2 years
Dividend yield
November 12, 2015 [Member]
Volatility		111.00%
Risk-free interest rate		0.80%
Expected life (years)		1 year 9 months 18 days
Dividend yield
December 2, 2015 [Member]
Volatility		103.00%
Risk-free interest rate		1.20%
Dividend yield
December 2, 2015 [Member] | Minimum [Member]
Expected life (years)		1 year
December 2, 2015 [Member] | Maximum [Member]
Expected life (years)		3 years
27 Jan, 2016 [Member]
Volatility	121.00%
Risk-free interest rate	0.50%
Expected life (years)	1 year
Dividend yield
10 Feb, 2016 [Member]
Volatility	121.00%
Risk-free interest rate	0.40%
Expected life (years)	6 months
Dividend yield
24 Feb, 2016 [Member]
Volatility	118.00%
Risk-free interest rate	0.70%
Expected life (years)	1 year 7 months 6 days
Dividend yield
31 March,2016 [Member]
Dividend yield
31 March,2016 [Member] | Minimum [Member]
Volatility	121.00%
Risk-free interest rate	0.30%
Expected life (years)	4 months 24 days
31 March,2016 [Member] | Maximum [Member]
Volatility	127.00%
Risk-free interest rate	0.80%
Expected life (years)	2 years 8 months 12 days